Net Income Per Share and Net Income Attributable to Ordinary Shareholders	12 Months Ended
Dec. 31, 2025
Net Income Per Share and Net Income Attributable to Ordinary Shareholders [Abstract]
NET INCOME PER SHARE AND NET INCOME ATTRIBUTABLE TO ORDINARY SHAREHOLDERS
19.	NET INCOME PER SHARE AND NET INCOME ATTRIBUTABLE TO ORDINARY SHAREHOLDERS

The basic and diluted net income per share for each of the years presented are calculated as follows:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Numerator:
Net income	2,080,197	1,582,299	54,530
Denominator:
Weighted average number of ordinary shares outstanding, basic	176,749,706	173,256,348	173,575,410
Plus incremental weighted average ordinary shares from assumed vesting of RSUs using the treasury stock method	1,938,613	1,455,221	1,109,281
Weighted average number of ordinary shares outstanding, diluted	178,688,319	174,711,569	174,684,691

Basic net income per share	11.7692	9.1327	0.3142
Diluted net income per share	11.6415	9.0566	0.3122